Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Contribution Plans (Detail) ₱ in Millions	Dec. 31, 2025 PHP (₱)
Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 250
2027
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	308
2028 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	711
2029 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	644
2030 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	1,331
Later than five years [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	12,069
Defined Contribution Plans [Member] | Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	121
Defined Contribution Plans [Member] | 2027
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	153
Defined Contribution Plans [Member] | 2028 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	245
Defined Contribution Plans [Member] | 2029 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	271
Defined Contribution Plans [Member] | 2030 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	337
Defined Contribution Plans [Member] | Later than five years [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 2,524